Equity-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation
Note 13—Equity-Based Compensation
PWP Omnibus Incentive Plan Awards
Concurrent with the Business Combination, the Company adopted the Perella Weinberg Partners 2021 Omnibus Incentive Plan (the “PWP Incentive Plan”), which establishes a plan for the granting of incentive compensation awards measured by reference to PWP Class A common stock. Under the PWP Incentive Plan, the Company may grant options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”), performance restricted stock units (“PSUs”), stock bonuses, other stock-based awards, cash awards or any combination of the foregoing. The maximum aggregate number of shares of Class A common stock reserved for issuance under the PWP Incentive Plan for general purposes (the “General Share Reserve”) is 13,980,000 shares and will be increased on the first day of each fiscal year of the Company beginning in calendar year 2022 by the number of shares of Class A common stock equal to the excess, if any, of (i) 15% of the number of outstanding shares of Class A common stock and the outstanding PWP OpCo Units that are exchangeable for shares of Class A common stock, in each case, on the last day of the immediately preceding fiscal year, over (ii) the number of shares of Class A common stock reserved and available for issuance in respect to future grants of awards under the PWP Incentive Plan as of the last day of the immediately preceding fiscal year. In addition to the General Share Reserve, 10,200,000 shares of Class A common stock (the “Transaction Pool Share Reserve”) are reserved for issuance under the plan through the one-year anniversary of the Business Combination, of which (i) up to 7,000,000 shares are reserved for Transaction Pool RSUs (defined below) and (ii) 3,200,000 shares are reserved for Transaction Pool PSUs (defined below). The Company intends to use newly issued shares of PWP Class A common stock to satisfy vested awards under the PWP Incentive Plan, with the exception of vested awards for certain employees in France which will be issued out of the Company’s treasury shares. Certain employees in France and Canada receive dividend equivalents in the form of additional awards that have the same vesting terms as the original underlying awards. These additional dividend equivalent awards are granted from the General Share Reserve. Awards granted from the General Share Reserve that are subsequently forfeited, cancelled, exchanged, surrendered, terminated or expired are available for future grant. However, awards granted from the Transaction Pool Share Reserve that are subsequently forfeited, cancelled, exchanged, surrendered, terminated or expired are not available for future grant. As of December 31, 2021, 3,574,786 total shares remained reserved and available for future issuance under the PWP Incentive Plan.
Business Combination Awards
During the third quarter of 2021, in connection with the Business Combination, the Company granted awards in the form of (i) restricted stock units out of the Transaction Pool Share Reserve consisting of (a) PSUs that only vest upon the achievement of both service and market conditions (“Transaction Pool PSUs”) and (b) RSUs that vest upon the achievement of service conditions (“Transaction Pool RSUs”) as well as (ii) PSUs out of the General Share Reserve to certain executives that vest upon the achievement of both service and market conditions (“Management PSUs”).
Transaction Pool PSUs — The service condition requirement with respect to the Transaction Pool PSUs is generally satisfied over three to five years, with 20% of the awards vesting on each of the 36, 42, 48, 54 and 60 month anniversaries of the grant date. The market condition requirement will be satisfied in 25% increments upon the publicly traded shares of Class A common stock achieving closing share prices equal to $12, $13.50, $15 and $17 for any 20 trading days out of any 30 consecutive trading days ending prior to the sixth anniversary of the grant date. As of December 31, 2021, the $12 and $13.50 market condition requirements were satisfied.
The following table summarizes activity related to unvested Transaction Pool PSUs for the year ended December 31, 2021:

	Transaction Pool PSUs	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2021	—	$—
Granted (1)	3,208,126	12.74
Vested	—	—
Forfeited	—	—
Balance at December 31, 2021	3,208,126	$12.74
__________________
(1)Includes dividend equivalents that have been awarded in the form of additional Transaction Pool PSUs that were granted from the General Share Reserve.
The grant date fair value of the Transaction Pool PSUs granted during the year ended December 31, 2021 was $40.9 million. As of December 31, 2021, total unrecognized compensation expense related to unvested Transaction Pool PSUs was $37.2 million, which is expected to be recognized over a weighted average period of 3.67 years.
The Company estimated the fair value of the Transaction Pool PSUs on the grant date using a Monte-Carlo simulation valuation model with the following assumptions:

Assumptions
Risk-free interest rate	0.93%
Dividend yield	2.00%
Volatility factor	32.90%
Transaction Pool RSUs — The Transaction Pool RSUs generally vest in equal annual installments over the requisite service period of three years. The grant date fair value of the Transaction Pool RSUs granted during the year ended December 31, 2021 was $97.7 million, which was based on the PWP stock price on the date of grant. As of December 31, 2021, total unrecognized compensation expense related to unvested Transaction Pool RSUs was $60.0 million, which is expected to be recognized over a weighted average period of 2.44 years.
The following table summarizes activity related to unvested Transaction Pool RSUs for the year ended December 31, 2021:

	Transaction Pool RSUs	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2021	—	$—
Granted (1)	6,990,474	13.97
Vested	(1,441,375)	13.97
Forfeited	(98,495)	13.97
Balance at December 31, 2021	5,450,604	$13.97
__________________
(1)Includes dividend equivalents that have been awarded in the form of additional Transaction Pool RSUs that were granted from the General Share Reserve.
Certain employee offer letter awards, that were previously accounted for as liability awards due to a cash settlement option, have been settled using Transaction Pool RSUs. This settlement was treated as a modification of the award, and as such, the liability balance of $3.9 million as of the Transaction Pool RSU grant date was reclassified from Accounts payable, accrued expenses and other liabilities to Additional paid-in capital on the Consolidated Statement of Financial Condition as of December 31, 2021.
Management PSUs — The service condition requirement with respect to the Management PSUs is generally satisfied in two equal installments subject to continued employment on the third and fifth anniversaries of the grant date. The market condition is satisfied upon the achievement of closing stock prices equal to $15, $20, $25 and $30 for any 20 trading days out of any 30 consecutive trading days prior to the fifth anniversary of the grant date, as measured on the last calendar day of each month, subject to linear interpolation between the applicable price points.
The following table summarizes activity related to unvested Management PSUs for the year ended December 31, 2021:

	Management PSUs	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2021	—	$—
Granted	9,500,000	8.86
Vested	—	—
Forfeited	—	—
Balance at December 31, 2021	9,500,000	$8.86
The weighted average grant date fair value of the Management PSUs granted during the year ended December 31, 2021 was $84.2 million. As of December 31, 2021, total unrecognized compensation expense related to unvested Management PSUs was $76.6 million, which is expected to be recognized over a weighted average period of 3.69 years.
The Company estimated the fair value of the Management PSUs on the grant date using a Monte-Carlo simulation valuation model with the following assumptions:

Assumptions
Risk-free interest rate	0.77%
Dividend yield	2.00%
Volatility factor	32.41%
General Awards
On August 31, 2021, the Company granted RSU awards out of the General Share Reserve that vest upon the achievement of service conditions (the “General RSUs”). The Company expects to grant General RSUs from time to time in the ordinary course of business.
The General RSUs vest over the requisite service period, which is generally one to five years. The grant date fair value of the General RSUs granted during the year ended December 31, 2021 was $12.5 million, which was based on the PWP stock price on the date of grant. As of December 31, 2021, total unrecognized compensation expense related to unvested General RSUs was $10.2 million which is expected to be recognized over a weighted average period of 2.60 years.
The following table summarizes activity related to unvested General RSUs for the year ended December 31, 2021:

	General RSUs	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2021	—	$—
Granted	906,836	13.76
Vested	(319)	13.97
Forfeited	—	—
Balance at December 31, 2021	906,517	$13.76
Voting and Dividend Equivalent Rights
Grantees of the Company’s RSUs and PSUs have no rights as stockholders with respect to the right to vote or the right to receive dividends prior to the date that the underlying shares are issued. If during the period commencing on the grant date and ending on the date the underlying shares are issued, the Company declares a dividend on its shares, then the grantee shall be eligible to receive such dividends on or about the date such shares are issued. Certain employees in France and Canada receive dividends in the form of award grants that match the underlying award from which the dividends were generated. The remaining employees receive such awards in the form of cash.
Legacy Awards and Professional Partners Awards
Professional Partner Awards
As more fully described below, prior to the Business Combination, Professional Partners granted certain equity-based awards to partners providing services to PWP OpCo (the “Legacy Awards”). In connection with the Business Combination and a related internal reorganization of Professional Partners, an ownership structure was implemented that includes a class of partnership units that allocates increases in value and income and distributions on a pro-rata basis to all holders of such partnership units in accordance with their ownership interests. Pursuant to the internal reorganization, existing Legacy Awards were canceled and replaced by converting each limited partner’s capital interests in Professional Partners attributable to PWP OpCo into a combination of original capital units (“OCUs”), value capital units (“VCUs”), and/or alignment capital units (“ACUs”). The OCUs are held by current limited partners of Professional Partners based on a pro-rata allocation of their existing capital and were fully vested upon recapitalization. The VCUs and ACUs (collectively, “Professional Partners Awards”) are held by current working partners and require services to be performed on behalf of PWP OpCo. The Professional Partners Awards are generally subject to a service-based graded vesting schedule over a three to five-year period. Fully vested Professional Partners Awards are exchangeable for PWP OpCo Units and allow for their exchange into Class A common stock of PWP on a one-for-one basis. Holders of Professional Partners Awards and OCUs are entitled to participate in distributions made on PWP OpCo Units underlying their Professional Partners Awards during the vesting period.
The Company accounted for the cancellation of the Legacy Awards and concurrent grant of Professional Partners Awards as a modification of the Legacy Awards. The fair value of the Professional Partners Awards granted was determined to be incremental value conveyed to the holders of the Legacy Awards and will be accounted for under ASC Topic 718, Compensation—Stock Compensation, with the cost reflected in Equity-based compensation over the requisite service period. The Company will continue to amortize the unrecognized cost associated with the Legacy Awards over its original vesting schedule. The $301.5 million grant-date fair value of the Professional Partners Awards is based on the closing price of PWP Class A common stock on the date of grant as units in Professional Partners are ultimately exchangeable into shares of PWP Class A common stock on a one-for-one basis.
The vesting of Professional Partners Awards does not dilute Perella Weinberg Partners shareholders relative to Professional Partners as Professional Partners’ interest in PWP OpCo does not change as a result of granting those equity awards to its working partners. As a result, all of the compensation expense and corresponding capital contribution associated with the Professional Partners Awards, as well as the remaining compensation expense related to the Legacy Awards, is allocated to non-controlling interests on the Consolidated Statements of Operations and Consolidated Statements of Financial Condition. If any Professional Partners Award is forfeited, the value attributable to the forfeited Professional Partners Award will accrete to all limited partners in Professional Partners based on relative ownership at the time of forfeiture. The accretion of value upon forfeiture reflects a reallocation of value attributable to the forfeited Professional Partners Award and does not result in an incremental grant.
On August 31, 2021, certain Professional Partner ACUs and VCUs held by French partners were canceled, and an equal number of Transaction Pool PSUs were issued to such partners. The Company accounted for these transactions as a modification. The grant-date fair value of the Transaction Pool PSUs was based on the closing price of PWP Class A common stock on the date of grant. The total expense associated with the replacement awards will be amortized over the remaining service period for Transaction Pool PSUs. The canceled Professional Partner Awards were reallocated to certain other working partners on August 31, 2021, and the Company accounted for these as a new grant of ACUs and VCUs. The grant date fair value of these awards was $11.5 million which was based on the closing price of PWP Class A common stock on the date of grant.
As of December 31, 2021, there was $270.2 million of unrecognized compensation expense related to unvested Professional Partners Awards, which is expected to be recognized over a weighted-average period of 4.37 years.
Legacy Awards Prior to Business Combination
Concurrent with the TPH Business Combination, an initial tranche of Legacy Awards was granted to certain partners supporting the Company’s operations. The initial tranche of the Legacy Awards generally vested over a three-year service period beginning on the grant date. Subsequent to the initial tranche, Legacy Awards were granted to partners on a periodic basis in accordance with the LPA and generally vested over four years. Prior to the Business Combination, in the event one of these partners was terminated or left at will before meeting their service requirement, all or a portion of their equity was forfeited and allocated to the other partners in accordance with the LPA. Professional Partners had a right but not an obligation to repurchase the awards upon certain termination events.
During the years ended December 31, 2018 and 2017, Professional Partners granted Legacy Awards in the amount of $4.6 million and $37.6 million, respectively, which vested over a four year service period beginning on the grant date.
The measurement of the grant-date fair value required Professional Partners to make estimates about future operating results and the appropriate risk-adjusted discount rates. The methods used to estimate the fair value of equity-based compensation include the market approach and the income approach, each of which involve a significant degree of judgment. Under the market approach, fair value is determined by multiplying earnings before interest and taxes, depreciation and amortization (“EBITDA”) and revenues by the relevant valuation multiple of comparable public companies—adjusted for differences that impact comparability. Under the income approach, fair value is determined by converting future projected cash flows to a single present value amount (discounted) using current expectations about those future cash flows.
The following table presents the ranges of the significant assumptions used to develop the grant date fair value of these equity-based awards:

Range for the Year Ended December 31,
Valuation methodology	Significant assumptions	2018	2017
Income approach	Discount rate	9.90% - 10.80%	9.80% - 11.10%
Market approach	Income multiples	12.00 - 20.00	11.00 - 14.00
	Revenue multiples	2.25 - 4.00	2.25 - 4.25
	Growth rate	2.50% - 2.75%	2.50% - 2.75%
On October 1, 2018, the Company modified certain of its existing Legacy Awards, and as a result of the modification, the Company was required to recognize incremental equity-based compensation expense of $74.6 million, which was subject to a graded vesting schedule over a five year service period beginning on October 1, 2018. In connection with the October 1, 2018 modification, the Company utilized a Monte Carlo simulation, in addition to the market and income approaches, to estimate the fair value of the modification. The following table presents the ranges of the significant assumptions used to develop the fair value estimate of this modification:

Valuation methodology	Significant assumptions	Range for October 1, 2018
Monte Carlo simulation	Risk-free interest rate	2.98%
	Expected volatility	30%
	Expected term of the awards granted during the period (years)	5
Income approach	Discount rate	9.90% - 10.80%
Market approach	Income multiples	12.00 - 20.00
	Revenue multiples	2.25 - 4.00
	Growth rate	2.50% - 2.75%
The risk-free interest rate selected was based on a five-year U.S. Treasury rate, which matched the expected term of the award. The stock price volatility selected was based upon an average of historical volatilities of comparable publicly traded companies in industries similar to the Professional Partners, as the Professional Partners did not have a basis for actual stock price volatility. Additionally, it was assumed that no dividends would be paid over the vesting period.
During the year ended December 31, 2019, Professional Partners granted Legacy Awards with a grant date fair value of $14.7 million. The fair value of these awards was estimated using the income approach and assumed a range of discount rates between 3.6% and 12.1%. During the year ended December 31, 2020, Professional Partners granted Legacy Awards with a grant date fair value of $6.4 million. The fair value of these awards was estimated using the income approach and assumed a range of discount rates between 3.8% and 11.2%. During the year ended December 31, 2021, Professional Partners granted Legacy Awards with a grant date fair value of $9.3 million, which was estimated using the income approach and assume a range of discount rates between 2.0% and 9.8%. Under the income approach, fair value is determined by converting future projected cash flows to a single present value amount (discounted) using current expectations about those future cash flows.
During the year ended December 31, 2020, the Company modified certain Legacy Awards that were granted in 2016 by extending the vesting period and changing certain vesting provisions regarding termination, resignation or death/disability. The awards were considered probable of vesting both prior to and post modification and therefore the modification was considered a Type 1 modification. The award value at the time of modification was determined to be less than the original grant date fair value and as a result no additional compensation expense was recognized due to the modification. Additionally, the Company elected to continue to recognize Equity-based compensation expense over the original vesting period.
The Legacy Awards were cancelled in connection with the Business Combination, but the Company will continue to amortize the unrecognized cost associated with the Legacy Awards over the original vesting schedule. As of December 31, 2021, there was $22.9 million of unrecognized compensation cost associated with the Legacy Awards that is expected to be recognized over a weighted-average period of 1.74 years.
The following table presents the expense related to awards that were recorded in Professional fees and components of Equity-based compensation included on the Consolidated Statements of Operations:

	Year Ended December 31,
	2021	2020	2019
Professional fees
PWP Incentive Plan Awards	$703	$—	$—
Total Professional fees	$703	$—	$—

Equity-based compensation
PWP Incentive Plan Awards	$44,891	$—	$—
Legacy Awards (1)	19,105	24,815	193,299
Professional Partners Awards (1)	32,334	—	—
Total Equity-based compensation	$96,330	$24,815	$193,299

Income tax benefit of equity-based awards	$4,901	$—	$—
_________________
(1)The vesting of these awards does not dilute Perella Weinberg Partners shareholders relative to Professional Partners. As such the related equity-based compensation expense is fully attributed to non-controlling interests.